SHORT-TERM AND LONG-TERM DEBT - Narrative (Details)	1 Months Ended			12 Months Ended
	Jan. 31, 2025 USD ($)	Apr. 30, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 NOK (kr)	Dec. 31, 2025 NOK (kr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 NOK (kr)	Sep. 30, 2024 NOK (kr)	Apr. 30, 2024 USD ($)	May 12, 2021 USD ($)
Debt Instrument [Line Items]
Long-term debt				$ 2,584,131,000			$ 2,862,240,000
Notional principal amount				800,000,000			500,000,000
Total assets				3,638,143,000			4,107,769,000
Asset Pledged as Collateral
Debt Instrument [Line Items]
Total assets				2,800,000,000			3,500,000,000
$60 Million Loan Facility
Debt Instrument [Line Items]
Aggregate debt amount				60,000,000.0
Long-term debt				$ 0			15,000,000.0
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Interest rate (as a percent)				7.25%		7.25%					7.25%
Aggregate debt amount											$ 150,000,000
Long-term debt				$ 150,000,000			150,000,000
8.875% senior unsecured sustainability-linked bonds due 2027
Debt Instrument [Line Items]
Interest rate (as a percent)			8.875%	8.875%		8.875%
Aggregate debt amount			$ 150,000,000.0
Long-term debt				$ 150,000,000.0			150,000,000.0
Issue price, percentage (as a percent)			0.9958
Unamortized discount			$ 600,000
US Dollar 150 million senior secured term loan facility
Debt Instrument [Line Items]
Aggregate debt amount		$ 150,000,000
Long-term debt				145,900,000			147,400,000
Term of loan in years		3 years
Senior Unsecured Bonds Due 2028
Debt Instrument [Line Items]
Interest rate (as a percent)										8.25%
Aggregate debt amount										$ 150,000,000.0
Long-term debt				147,600,000			145,200,000
Carbon emissions reduction rate										0.02
Resold unsecured sustainability linked bonds, principal amounts				2,400,000
NOK750 million senior unsecured floating rate bonds due 2029
Debt Instrument [Line Items]
Aggregate debt amount | kr						kr 750,000,000			kr 750,000,000
Long-term debt				74,300,000		750,000,000	63,600,000	kr 724,000,000.0
Resold unsecure floating rate bonds, principal amounts				$ 2,500,000	kr 26,000,000
Notional principal amount | kr						kr 750,000,000		kr 750,000,000
7.75% senior unsecured sustainability-linked bonds due 2030
Debt Instrument [Line Items]
Interest rate (as a percent)	7.75%			7.75%		7.75%
Aggregate debt amount	$ 150,000,000.0
Long-term debt				$ 144,400,000			$ 0.0
Carbon emissions reduction rate	0.02
Resold unsecured sustainability linked bonds, principal amounts				5,600,000
Debt instrument, issuance as a percent of par	99.50%
Repurchased unsecured sustainability linked bonds, principal amounts				$ 11,200,000